Segment Reporting and Geographic Locations - Revenue and Long-Lived Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 99,794	$ 129,304	[1]	$ 110,316	$ 100,849	$ 99,340	$ 123,559	$ 103,370	$ 98,365	$ 96,395	$ 194,636	$ 200,189	$ 439,809	$ 421,689
Long-lived Assets		54,906					49,336						54,906	49,336
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue													400,114	398,313
Long-lived Assets		53,297					48,662						53,297	48,662
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue													32,250	17,048
Long-lived Assets		1,296					481						1,296	481
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue													7,445	6,328
Long-lived Assets		$ 313					$ 193						$ 313	$ 193

[1]	The Company’s calculation of the factory manufacturing variance capitalized in inventory was based on historical experience. In the fourth quarter 2013, the Company identified a deviation from historical experience and accordingly resulted in a change in estimate of $5.9 million, or $0.35 per diluted share for 2013.